Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 13,362	$ 6,668
Short-term investments	592	545
Accounts receivable, net of allowances	11,776	11,781
Inventories	940	1,131
Prepaid expenses and other	4,269	2,223
Total current assets	30,939	22,348
Plant, property and equipment	215,626	211,655
Accumulated depreciation	127,192	123,944
Plant, property and equipment, net	88,434	87,711
Investments in unconsolidated businesses	3,448	3,497
Wireless licenses	73,250	72,996
Goodwill	23,357	21,988
Other intangible assets, net	5,878	5,830
Other assets	5,155	5,635
Total assets	230,461	220,005
Liabilities and Equity
Debt maturing within one year	4,849	7,542
Accounts payable and accrued liabilities	14,689	15,702
Other	11,223	7,353
Total current liabilities	30,761	30,597
Long-term debt	50,303	45,252
Employee benefit obligations	32,957	28,164
Deferred income taxes	25,060	22,818
Other liabilities	5,472	6,262
Equity
Series preferred stock ($.10 par value; none issued)
Common stock ($.10 par value; 2,967,610,119 shares issued in both periods)	297	297
Contributed capital	37,919	37,922
Reinvested earnings	1,179	4,368
Accumulated other comprehensive income	1,269	1,049
Common stock in treasury, at cost	(5,002)	(5,267)
Deferred compensation - employee stock ownership plans and other	308	200
Noncontrolling interest	49,938	48,343
Total equity	85,908	86,912
Total liabilities and equity	$ 230,461	$ 220,005